Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

Note 6. Income Taxes

        For the years ended December 31, 2014, 2013 and 2012, income tax expense is composed of the following (amounts in thousands):

	2014	2013	2012
Current income tax expense	4,693	$2,101	$4,566
Deferred income tax (benefit) expense	(2,264)	1,029	1,719

	$2,429	$3,130	$6,285

        Current tax expense for the years ended December 31, 2014, 2013 and 2012 includes $1.1 million, $0.6 million and $0 of foreign withholding tax, respectively.

        For the years ended December 31, 2014, 2013 and 2012, the Company's income tax expense and effective tax rates were as follows:

	2014	2013	2012
Pre-tax book income—US Only	35.0%	34.0%	34.0%
Pre-tax book income—PR Only	16.9%	–3.9%	24.7%
Permanent items	3.2%	–164.6%	0.3%
Return to provision true-ups	–3.8%	27.9%	–0.1%
Foreign rate differential	3.4%	–7.4%	–3.9%
Foreign tax credits	–31.1%	90.2%	–16.9%
Current/Deferred—rate difference	0.0%	0.9%	0.4%
Change in valuation allowance	–19.6%	–212.6%	0.0%
Foreign withholding taxes	8.9%	0.0%	0.0%
Deferred foreign tax credit offset	4.0%	–20.4%	–1.6%
State taxes and state rate change	1.9%	146.9%	0.0%
Federal rate change	0.0%	–152.8%	–0.9%

	18.8%	–261.8%	36.0%

        For the year ended December 31, 2014, the items that significantly affect the differences between the tax provision calculated at the statutory federal income tax rate and the actual tax benefit recorded relate to increases in taxes in Puerto Rico that will generate offsetting U.S. foreign tax credits and the reduction of the valuation allowance.

        For the year ended December 31, 2013, the items that significantly affect the differences between the tax provision calculated at the statutory federal income tax rate and the actual tax benefit recorded relate to permanent differences related to non-deductible expenses in conjunction with the Transaction, increases in taxes in Puerto Rico that will not generate offsetting U.S. foreign tax credits and the change in the valuation allowance.

        For the year ended December 31, 2012, the items that significantly affected the differences between the tax provision calculated at the statutory federal income tax rate and the actual tax benefit recorded, were increases in taxes in Puerto Rico that will not generate offsetting U.S. foreign tax credits and permanent differences for meals and entertainment, respectively.

        The Company may be audited by federal, state and local tax authorities, and from time to time these audits could result in proposed assessments. The Company has open tax years from 2010 forward for federal and state tax purposes. The Company believes appropriate provisions for all outstanding issues have been made for all jurisdictions and all open years.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities calculated for financial reporting purposes and the amounts calculated for preparing its income tax returns in accordance with tax regulations and the net tax effects of operating loss and tax credits carried forward. Net deferred tax liabilities consist of the following components as of December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
Deferred tax assets:
Allowances for doubtful accounts	$1,091	$884
Deferred branch tax benefit	16,592	17,159
Deferred income	31	48
Accrued expenses	3,299	3,052
Foreign tax credit	2,592	3,059
Stock compensation	2,918	1,962
Pension	1,041	—
Intangibles	2,651	2,281

	30,215	28,445
Less: valuation allowance	—	(2,514)

	30,215	25,931

Deferred tax liabilities:
Prepaid expenses	(200)	(166)
Intangibles	(25,807)	(30,600)
Property and equipment	(4,032)	(4,215)
Amortization expense	(7,624)	(1,043)
Other liabilities	—	(82)

Total deferred tax liabilities	(37,663)	(36,106)

	$(7,448)	$(10,175)

        The deferred tax amounts mentioned above have been classified on the accompanying consolidated balance sheets at December 31, 2014 and 2013 as follows (amounts in thousands):

	2014	2013
Current assets	$4,222	$3,472

Noncurrent liabilities	$11,670	$13,647

        The realization of deferred tax assets depends on the generation of sufficient taxable income of the appropriate character and in the appropriate taxing jurisdiction during the future periods in which the related temporary differences become deductible. A valuation allowance is provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized. For the year ended December 31, 2014, the Company reversed a valuation allowance of $2.5 million on the deferred tax assets to increase the total amount that management believes will be ultimately realized, due to the expected increase in income following the Cable Networks Acquisition on April 1, 2014. For the year ended December 31, 2013, the Company had provided a valuation allowance of $2.5 million on the deferred tax assets to reduce the total amount that management believes will be ultimately realized, due to the change in the Puerto Rico corporate tax rate from 30% to 39% in June 2013.

        At December 31, 2014 and 2013, the Company has foreign tax credit carryforwards for U.S. federal purposes and foreign minimum credits totaling $2.6 million and $3.1 million, respectively, which expire during the years 2022 through 2024.

        Upon audit, taxing authorities may prohibit the realization of all or part of an uncertain tax position. While the Company has no history of tax audits, the Company regularly assesses the outcome of potential examinations in each of the tax jurisdictions when determining the adequacy of the amount of unrecognized tax benefit recorded. The Company recognizes interest and penalties related to uncertain tax positions, if any, in income tax expense. As of December 31, 2013, the Company has no uncertain tax position reserves or related interest and penalties. However, during 2014, the Company identified an uncertain tax position and recorded a gross uncertain tax position of $0.7 million with an offsetting deferred tax asset. As a result, if this uncertain tax position is realized, only the amount related to the interest will impact the tax rate. The company accrued $0 million of interest related to this item.